SUBSEQUENT EVENTS (Details Narrative) - shares				12 Months Ended
	Jan. 26, 2026	Jan. 20, 2026	Dec. 15, 2025	Sep. 30, 2025	Sep. 30, 2023
Subsequent Event [Line Items]
Issuance of common shares for cash, net of offering cost, shares				6,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common shares for cash, net of offering cost, shares				389,344	1,798
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Reverse share split ratio	1-for-30
Subsequent Event [Member] | Common Stock [Member] | Mr. Furukawa [Member]
Subsequent Event [Line Items]
Issuance of common shares for cash, net of offering cost, shares		1,666,666
Subsequent Event [Member] | Common Stock [Member] | Mr Horikiris [Member]
Subsequent Event [Line Items]
Issuance of common shares for cash, net of offering cost, shares			1,333,333